General	12 Months Ended
Dec. 31, 2021
Disclosureof General Explanatory [Abstract]
GENERAL

NOTE 1 - GENERAL:

a.

Medigus Ltd. (the “Company” or “Medigus”) was incorporated in Israel on December 9, 1999. The Company’s registered office and principal place of business are located in Israel. The address of its registered office is Hanehoshet 3, 5th Floor, Building B, Tel-Aviv POB 6971068, Israel.

The Company, together with its subsidiaries and associates, operates in the technology sector, focusing on medical-related devices and products (through its associates Polyrizon Ltd. and ScoutCam Inc.), on internet related activity (through its subsidiary Eventer Ltd. and its associate Gix Internet Ltd.), on e-commerce (through its subsidiary Jeffs' Brands Ltd.) and on the electric vehicle sector (through its subsidiary Charging Robotics Ltd.).

Additionally, through its corporate, the Company is engaged in the licensing of intellectual property relating to its legacy product, the Medigus Ultrasonic Surgical Endostapler ("MUSE"), to Golden Grand Medical Instruments Ltd., a china based medical services provider (refer to Note 16c(*)), and in the investment of its excess cash resources, primarily in equity securities.

“Group” - the Company together with Jeffs’ Brands Ltd., Charging Robotics Ltd., GERD IP Inc., and Eventer Technologies Ltd.

“Subsidiaries” – entities under the control of the Company.

ScoutCam

On January 3, 2019, the Company established a wholly owned subsidiary in Israel under the name ScoutCam Ltd. (“ScoutCam”). ScoutCam was incorporated as part of a reorganization of the Company aimed at distinguishing the Company’s miniaturized imaging business, or the micro ScoutCam™ portfolio, from the other operations of the Company and enabling the Company to form a separate business unit with dedicated resources focused on the promotion of such technology.

ScoutCam is engaged in the development, production and marketing of innovative miniaturized imaging equipment known as micro ScoutCam™ portfolio for use in medical procedures as well as various industrial applications. In addition, ScoutCam used the technological platform it developed for the purpose of additional special systems and products that are suitable for both medical and industrial applications.

On September 16, 2019, ScoutCam entered into a Securities Exchange Agreement (the “Exchange Agreement”), with ScoutCam Inc., formerly known as Intellisense Solutions (“Intellisense”). Pursuant to the Exchange Agreement the Company assigned, transferred and delivered 100% of its holdings in ScoutCam to ScoutCam Inc., in exchange for shares of common stock of ScoutCam’s Inc. representing 60% of its issued and outstanding share capital.

ScoutCam has executed a number of capital raising transactions during 2020 and 2021, of which the last was a private placement that occurred on March 22, 2021. The aforementioned private placement diluted the Company’s holdings in ScoutCam and lead to a deconsolidation of ScoutCam. and the remaining holdings were accounted for under the equity method. For additional information, see note 3C.

GERD IP, Inc.

On January 13, 2020, together with the Company’s advisor Mr. Kfir Zilberman, the Company formed a subsidiary in Delaware, of which the Company holds 90% of the stock capital, under the name GERD IP, Inc. (“GERD IP”). The Company transferred certain of its patents in consideration for seven capital notes issued to the Company by GERD IP in the amount of USD 2,000 thousand each. On December 26, 2021, the Company’s board of directors approved to convert the seven capital notes from liability to equity of GERD IP. For additional information see note 3N.

Eventer

On October 14, 2020, the Company signed a share purchase agreement and a revolving loan agreement with Eventer, a technology company engaged in the development of tools for automatic creation, management, promotion, and billing of events and ticketing sales. Pursuant to the share purchase agreement, the Company was issued shares representing 58.7% of the issued and outstanding share capital of Eventer and gained control over Eventer. As of December 31, 2021, the Company holds approximately 47.69% of the issued and outstanding share capital of Eventer (see note 3D).

Gix Internet Ltd.

On September 3, 2019, the Company acquired 8.45% of the issued shares of Gix Internet Ltd. (“Gix”) and 9.34% of the issued shares of Gix Media Ltd. (formerly known as “Linkury Ltd.” (“Gix Media”, and together with Gix Internet, “Gix Group”) as pursuant to an investment.

As of December 31, 2021, the Company owns 34.58% in Gix (see note 3F)

Charging Robotics Ltd.

On January 7, 2021, the Company entered into an agreement to purchase a provisional patent filed with the United States Patent and Trademark Office and know-how relating to wireless vehicle battery charging technology. Furthermore, the Company entered into a collaboration agreement with the seller, whereby the Company committed to invest in a newly incorporated wholly owned subsidiary of the Company, Charging Robotics Ltd. (“Charging Robotics”), incorporated on February 1, 2021, which will focus on the Company’s new electric vehicle and wireless charging activities. On February 19, 2021, the Company entered into a venture agreement with Amir Zaid, Weijian Zhou and Charging Robotics, under which the Company formed a venture, under the name Revoltz Ltd., or Revoltz, to develop and commercialize three modular electric vehicle (EV) micro mobility vehicles for urban individual use and “last mile” cargo delivery (see note 3I).

Polyrizon Ltd.

In July 2020, the Company entered into an ordinary share purchase agreement with Polyrizon Ltd. (“Polyrizon”), pursuant to which the Company purchased 19.9% of Polyrizon’s issued and outstanding capital stock on a fully diluted basis for aggregate gross proceeds of USD 104 thousand. Polyrizon did not have significant operations in the period before the purchase. As of December 31, 2021, the Company owns 37.03% in Polyrizon. For additional information, see note 3H.

Jeffs’ Brands Ltd.

On October 8, 2020, the Company entered into a common stock purchase agreement with Smart Repair Pro, Inc. (“Pro”), Purex, Corp. (“Purex”), and their respective stockholders (the “Pro and Purex SPA”). Pro and Purex both are in the e-Commerce field and operate online stores for the sale of various consumer products on the Amazon online marketplace.

The transactions contemplated in the Pro and Purex SPA closed on January 4, 2021. On May 16, 2021, the Company entered into a stock exchange and plan of restructuring agreement with Victor Hacmon, the other shareholder of Pro and Purex, and Jeffs’ Brands Ltd. (“Jeffs’ Brands”), a newly incorporated entity, pursuant to which, among other things, the Company and Victor Hacmon transferred all their holdings in Pro and Purex to Jeffs’ Brands, in return for a consideration of Jeffs’ Brands ordinary shares that were issued respectively. As a result, Pro and Purex became wholly owned subsidiaries of Jeffs’ Brands. The share exchange transaction was accounted for as a reorganization of entities under common control. Accordingly, the carrying values of Purex and Pro were retained through the transaction.

As of December 31, 2021, the Company owns 50.03% in Jeffs’ Brands, which operates in the e-Commerce field and operate online stores for the sale of various consumer products on the Amazon online marketplace. For additional information, see note 3E.

Interest in other entities

As of December 31, 2021, the Company also owns 35.06% in Fuel Doctor Holding Inc. (“Fuel Doctor”) (see note 3L), 11.18% in ABI Energy Ltd., 5.63% in Automax Ltd. (formerly known as Matomy Ltd.) (see note 3G), 5.72% in Elbit Imaging Ltd. (“Elbit Imaging” see note 3J), 4.85% in SciSparc Ltd. (see note 3K), 2.09% in Maris-Tech Ltd. ( “Maris”), 0.47% in Safe Foods, Inc. ( “SAFO”), 2.35% in Safee Cyber Technologies Ltd. (hereinafter – “Safee”) (see note 3M), and 2.29% in Tondo smart Ltd. ( “Tondo”).

The Company’s ordinary shares were listed on the Tel Aviv Stock Exchange Ltd. (“TASE”) from February 2006 to January 25, 2021, when the Company voluntarily delisted its shares from trading on the TASE. As of May 20, 2015, the Company’s American Depository Shares (“ADSs”) evidenced by American Depositary Receipts (“ADRs”) are listed on the Nasdaq Capital Market. The Company’s depositary agent for the ADR program is the Bank of New York Mellon. The Company’s Series C Warrants have been traded on Nasdaq Capital Market since July 2018.

b.

As of the approval date of these financial statements, the Company had cash and cash equivalents in the amount of USD 15.9 million. The Company anticipates such cash and cash equivalents will provide sufficient liquidity for more than a twelve-month period from the date of these financial statements.

However, since inception, the Company’s activities have been funded mainly by its shareholders. Furthermore, in the recent years the Company has suffered recurring losses from operations, negative cash flows from operating activities, and has an accumulated deficit as of December 31, 2021. As such, the Company’s ability to continue operating may be dependent on several factors, amongst which is its ability to raise sufficient additional funding, which funding may not necessarily be available to the Company, obtained on terms favorable to the Company, or provide the Company with sufficient funds to meet its objectives.

c.	Effect of coronavirus

The COVID-19 pandemic, including the efforts to combat it, has had and may continue to have a widespread effect on the Company’s business. In response to the pandemic, public health authorities and local and national governments have implemented measures that have and may continue to impact the Company’s business, including voluntary or mandatory quarantines, restrictions on travel and orders to limit the activities of non-essential workforce personnel. As of the date of this annual report, the COVID-19 (coronavirus) pandemic had made a significant impact on global economic activity, with governments around the world, including Israel, having closed office spaces, public transportation and schools, and restricting travel. These closures and restrictions, if continued for a sustained period, could trigger a global recession that could negatively impact the Company’s business in a material manner.

The Company is actively monitoring the pandemic and the Company is taking any necessary measures to respond to the situation in cooperation with the various stakeholders.

In light of the evolving nature of the pandemic and the uncertainty it has produced around the world, the Company does not believe it is possible to precisely predict the pandemic’s cumulative and ultimate impact on the Company’s future business operations, liquidity, financial condition and results of operations. For example, travel restrictions have adversely affected the Company’s ability to timely achieve certain milestones included in the Company Agreement with Golden Grand and has delayed the recognition of revenues deriving therefrom. These travel restrictions have also impacted the Group sales and marketing efforts and those of the Company subsidiaries. In addition, a substantial portion of Eventer’s business relates to leisure event management, the scope of which was greatly reduced in the past as a result of governmental policies and measures tailored to address to spread of COVID-19.

The extent of the impact of the pandemic on the Company business and financial results will depend largely on future developments, including the duration of the spread of the outbreak and any future “waves” of the outbreak, globally and specifically within Israel and the United States. In addition, the extent of the impact on capital and financial markets, foreign currencies exchange and governmental or regulatory orders that impact the Company business are highly uncertain and cannot be predicted. If economic conditions generally or in the industries in which the Company operate specifically, worsen from present levels, the Company results of operations could be adversely affected and the Company financial condition will depend on future developments that are highly uncertain and cannot be predicted, including new government actions or restrictions, new information that may emerge concerning the severity, longevity and impact of the COVID-19 pandemic on economic activity.

Additionally, concerns over the economic impact of the pandemic have caused extreme volatility in financial markets, which has adversely impacted and may continue to adversely impact the Company share price and the Company ability to access capital markets. To the extent the pandemic or any worsening of the global business and economic environment as a result adversely affects the Company business and financial results, it may also have the effect of heightening many of the other risks described in this annual report.